FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Stated interest rate on Senior Notes due 2016	7.20%		7.20%
Proceeds from Accounts Receivable Securitization	$ 585	$ 590	$ 4,287	$ 3,662